LOANS, FINANCING, DEBENTURES AND LEASES - Debentures (Details) R$ in Thousands	Oct. 15, 2019 BRL (R$)	Dec. 31, 2019 BRL (R$) item	Dec. 31, 2018 BRL (R$)
LOANS, FINANCING, DEBENTURES AND LEASES
Proceeds from issue of debentures | R$	R$ 42,895
4th issue - Series 3
LOANS, FINANCING, DEBENTURES AND LEASES
Issued		810,000
Issue value | R$		R$ 810,000
1st issue - Minas Comunica
LOANS, FINANCING, DEBENTURES AND LEASES
Issued		5,550
Outstanding		5,550
Issue value | R$		R$ 55,500
4th, 5th and 6th issues
LOANS, FINANCING, DEBENTURES AND LEASES
Transaction cost | R$		R$ 2,550	R$ 3,951
5th issue
LOANS, FINANCING, DEBENTURES AND LEASES
Issued		200,000
Outstanding		200,000
Issue value | R$		R$ 2,000,000
6th issue
LOANS, FINANCING, DEBENTURES AND LEASES
Issued		100,000
Outstanding		100,000
Issue value | R$		R$ 1,000,000